Consolidated Statements of Operations (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Diluted weighted average common shares outstanding (in Shares) (in Shares)	2,927,853	1,282,098
Diluted loss per common share from continuing operations (in Dollars per share)	$ (20.35)	$ (24.24)
Diluted loss per common share from discontinued operations (in Dollars per share)	(6.98)	(0.19)
Diluted loss per common share (in Dollars per share)	$ (27.33)	$ (24.44)